Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Movements
Opening balance	$ 1,112	$ 1,351
Recognised in the income statements	84	(387)
Recognised in other comprehensive income	(16)	(85)
Set-off of deferred tax assets and deferred tax liabilities		233
Closing balance	1,180	1,112
Parent Entity
Movements
Opening balance	1,053	1,399
Recognised in the income statements	100	(313)
Recognised in other comprehensive income	(13)	(69)
Set-off of deferred tax assets and deferred tax liabilities	(38)	36
Closing balance	$ 1,102	$ 1,053